Commitments and Contingencies - Agreements (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Dec. 22, 2011	Dec. 20, 2011 aircraft	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Investment management agreement duration	5 years
Percentage of interest acquired in aircraft		12.50%
Number of aircraft interest acquired in		2
Duration aircraft acquired for		5 years
Other Commitments [Line Items]
Total			$ 5,500
Management Fee Commitment
Other Commitments [Line Items]
2014				547
2015				567
2016				539
2017				0
Total				$ 1,653